Intangible Assets and Goodwill (Tables)	3 Months Ended
Mar. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

Intangible assets for the three months ended March 31, 2019 are set forth in the table below. The table shows the gross carrying values and accumulated amortization of the Company’s intangible assets by type as of March 31, 2019:

	March 31, 2019
	Cost	Accumulated Amortization	Net
Tradenames, service marks and domain names	$50,000	$2,000	$48,000
Customer relationships	540,000	8,000	532,000
Total intangible assets	$590,000	10,000	580,000